EARNINGS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 10 – EARNINGS PER SHARE

FASB ASC Topic 260, Earnings Per Share, requires a reconciliation of the numerator and denominator of the basic and diluted earnings (loss) per share (EPS) computations.

Basic earnings (loss) per share are computed by dividing net earnings available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. In periods where losses are reported, the weighted-average number of common stock outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive.

Basic and diluted earnings (loss) per share are the same since net losses for all periods presented and including the additional potential common shares would have an anti-dilutive effect.

The following table sets forth the computation of basic and diluted net income per share:

	Six Months Ended June 30,		Three Months Ended June 30,
	2022	2021	2022	2021

Net loss attributable to the common stockholders	$(1,344,371)	$(1,111,543)	$(666,325)	$(649,861)

Basic weighted average outstanding shares of common stock	37,295,803	35,841,627	37,295,803	36,410,334
Dilutive effect of options and warrants	-	-	-	-
Diluted weighted average common stock and common stock equivalents	37,295,803	35,841,627	37,295,803	36,410,334

Loss per share:
Basic and diluted	$(0.04)	$(0.03)	$(0.02)	$(0.02)

NOTE 11 – EARNINGS PER SHARE

FASB ASC Topic 260, Earnings Per Share, requires a reconciliation of the numerator and denominator of the basic and diluted earnings (loss) per share (EPS) computations.

Basic earnings (loss) per share are computed by dividing net earnings available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. In periods where losses are reported, the weighted-average number of common stock outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive.

Basic and diluted earnings (loss) per share are the same since net losses for all periods presented and including the additional potential common shares would have an anti-dilutive effect.

The following table sets forth the computation of basic and diluted net income per share:

	Years Ended December 31,
	2021	2020

Net loss attributable to the common stockholders	$(3,004,619)	$(1,259,590)

Basic weighted average outstanding shares of common stock	36,396,585	7,351,272
Dilutive effect of options and warrants	-	-
Diluted weighted average common stock and common stock equivalents	36,396,585	7,351,272

Loss per share:
Basic and diluted	$(0.08)	$(0.17)